CONVERTIBLE BOND PAYABLE	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
CONVERTIBLE BOND PAYABLE
9.
CONVERTIBLE BOND PAYABLE

2021 Series A1 Note

On February 25, 2021, the Company entered into the Convertible Note Purchase Agreement (the “Agreement”) with a group of investors (the “Investors”) to issue its convertible bonds with an aggregate principal amount of US$44 million to the Investors through a private placement (2021 Series A1 Note). The convertible notes issued will mature on February 25, 2026 unless previously converted. The 2021 Series A1 Note bears annual interest rate at 1% from the issuance date until the outstanding principal amount is fully repaid.

On September 27 and 30, 2021, the Company and the Investors entered into an amendment agreement with a cash conversion feature added into the Agreement. Upon conversion, the Company will pay or deliver, as the case may be, cash, ADSs, or a combination of cash and ADSs, at the Company’s election. The Company accounted for the amendment as an extinguishment of the previous bonds.

Beginning January 1, 2022, due to the adoption of ASU 2020-06, the 2021 Series A1 Note has been accounted for as a single instrument classified as a liability.

On February 26, 2026, the Company and one of the Investors of the 2021 Series A1 Note entered into an amendment agreement which extends the maturity of US$30 million convertible bonds to another two years. Such balance was then recorded in Convertible bonds – non-current in the Consolidated balance sheets as of December 31, 2025. The Company has repaid the principal of US$10 million and the accumulated interest of 2021 Series A1 Note by the end of March 2026 with the rest principal of US$4 million and the accumulated interest to be fully repaid by the end of April 2026.

2021 Series A2 Note

On May 5, 2021, the Company issued US$21 million convertible bonds (2021 Series A2 Note). The convertible notes to be issued will mature on May 5, 2026 unless previously converted. The Bond bears annual interest rate at 1% from the issuance date until the outstanding principal amount is fully repaid. The 2021 Series A2 Note did not have any embedded conversion option which required to be bifurcated and separately accounted for as a derivative under ASC 815 Derivatives and Hedging, nor do they contain a cash conversion feature. The Company accounted for the 2021 Series A2 Note in accordance with ASC 470 Debt, as a single debt instrument and subsequently measured at amortized cost. No beneficial conversion feature (the “BCF”) was recognized as the set conversion price for the 2021 Series A2 Note is greater than the fair value of the ADSs price at date of issuance.

On March 16, 2026, the Company and the Investor of the 2021 Series A2 Note entered into an amendment agreement which extends the maturity of US$21 million convertible bonds to another two years. Such balance was recorded in Convertible bonds – non-current in the Consolidated balance sheets as of December 31, 2025.

2021 Series B Note

On April 12, 2021, a consortium of institutional investors subscribed to purchase convertible notes in an aggregate principal amount of US$90 million through a private placement (2021 Series B Note). The convertible notes issued will mature on April 12, 2026 unless previously converted. The Bond bears annual interest rate at 1% from the issuance date until the outstanding principal amount is fully repaid. The 2021 Series B Note did not have any embedded conversion option which required to be bifurcated and separately accounted for as a derivative under ASC 815 Derivatives and Hedging, nor do they contain a cash conversion feature. The Company accounted for the 2021 Series B Note in accordance with ASC 470 Debt, as a single debt instrument and subsequently measured at amortized cost. No BCF was recognized as the set conversion price for the 2021 Series B Note is greater than the fair value of the ADSs price at date of issuance.

9.
CONVERTIBLE BOND PAYABLE (Continued)

2021 Series B Note (Continued)

The Company has fully repaid the principal of the US$ 90 million and the accumulated interest of 2021 Series B Note by the end of March 2026.

	As of December 31,
	2024	2025
	US$	US$
2021 Series A1 Note US$ 44,000,000 1.00% due to 2026	44,435,897	45,961,356
2021 Series A2 Note US$ 21,000,000 1.00% due to 2026	21,758,873	21,975,810
2021 Series B Note US$ 90,000,000 1.00% due to 2026	93,310,627	94,240,937
	159,505,397	162,178,103